Document And Entity Information	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed by Old Dominion Freight Line, Inc. (the “Company”) on March 1, 2023 that reported, among other events, the election and appointment of Gregory B. Plemmons to serve as Executive Vice President and Chief Operating Officer of the Company, effective July 1, 2023. On May 17, 2023, the Compensation Committee (the “Committee”) of the Company’s Board of Directors approved the following changes in the compensation for Mr. Plemmons, effective July 1, 2023: (i) an increase in his base salary to $628,074; and (ii) an increase in his participation factor in the Company’s Performance Incentive Plan to 0.30%. The Committee also approved an increase in the target performance-based restricted stock unit award opportunity for Mr. Plemmons to 100% of his base salary, effective January 2024.
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	OLD DOMINION FREIGHT LINE, INC.
Entity Central Index Key	0000878927
Entity Emerging Growth Company	false
Securities Act File Number	0-19582
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	56-0751714
Entity Address, Address Line One	500 Old Dominion Way
Entity Address, City or Town	Thomasville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27360
City Area Code	336
Local Phone Number	889-5000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.10 par value)
Trading Symbol	ODFL
Security Exchange Name	NASDAQ